Roundhill Cannabis ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 3.8%	Shares	Value
Pharmaceuticals - 3.8%
Curaleaf Holdings, Inc. (a)	65,479	$199,692
TOTAL COMMON STOCKS (Cost $346,340)		199,692

SHORT-TERM INVESTMENTS - 166.8%
Money Market Funds - 4.9%	Shares
First American Government Obligations Fund - Class X, 4.82% (b)	257,783	257,783

U.S. Treasury Bills - 161.9%	Par
5.19%, 10/01/2024 (c)	4,215,000	4,215,000
4.77%, 10/31/2024 (c)	4,312,000	4,295,303
		8,510,303
TOTAL SHORT-TERM INVESTMENTS (Cost $8,768,086)		8,768,086

TOTAL INVESTMENTS - 170.6% (Cost $9,114,426)		8,967,778
Liabilities in Excess of Other Assets - (70.6)%		(3,711,321)
TOTAL NET ASSETS - 100.0%		$5,256,457

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	The rate shown is the effective yield as of September 30, 2024.
(d)	Zero coupon bonds make no periodic interest payments.

Roundhill Cannabis ETF
Schedule of Total Return Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
CRESCO LABS INC-SUBORDINATE SWAP	Nomura Securities International, Inc.	Receive	OBFR + 1.50% = 0.00%	Monthly	08/01/2025	$259,965	$-
CURALEAF HOLDINGS INC SWAP	Nomura Securities International, Inc.	Receive	OBFR + 1.50% = 0.00%	Monthly	08/01/2025	1,178,948	-
GREEN THUMB INDUSTRIES INC SWAP	Nomura Securities International, Inc.	Receive	OBFR + 1.50% = 0.00%	Monthly	08/01/2025	1,445,213	-
TRULIEVE CANNABIS CORP SWAP	Nomura Securities International, Inc.	Receive	OBFR + 1.50% = 0.00%	Monthly	08/01/2025	1,449,860	-
VERANO HOLDINGS CORP SWAP(a)	Nomura Securities International, Inc.	Receive	OBFR + 1.50% = 0.00%	Monthly	08/01/2025	702,893	-
Total Unrealized Appreciation (Depreciation)							$-

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.

Notional Amount is in USD unless otherwise indicated.

OBFR - Overnight Bank Funding Rate
(a) This security has been deemed illiquid according to the Fund’s liquidity guidelines.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Roundhill Cannabis ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$199,692	$–	$–	$199,692
Money Market Funds	257,783	–	–	257,783
U.S. Treasury Bills	–	8,510,303	–	8,510,303
Total Investments	$457,475	$8,510,303	$–	$8,967,778

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.